REVOLVING CREDIT FACILITY	12 Months Ended
Dec. 31, 2012
Line of Credit Facility [Abstract]
REVOLVING CREDIT FACILITY
REVOLVING CREDIT FACILITY
On December 2, 2011, the Company, through its operating partnership, entered into a secured revolving credit facility (the “Credit Facility”) with Bank of America, N.A. (“Bank of America”).  Under the Credit Facility, the Company may borrow up to $25.0 million (the “Facility Amount”). Draws under the Credit Facility are secured by certain of the Properties and is guaranteed by the Company.  The Company paid certain closing costs in connection with the Credit Facility, including a loan fee equal to 0.375% of the Facility Amount. As of December 31, 2012, the Company had outstanding borrowings of $760,000 under the Credit Facility which was secured by certain of the Company’s Properties with an aggregate value of $33.8 million.  The Company recorded interest expense of $328,000 during the year ended December 31, 2012.
The Credit Facility matures on December 2, 2014, and may be extended to December 2, 2015 subject to satisfaction of certain conditions and payment of an extension fee equal to 0.25% of the amount committed under the Credit Facility. Interest on outstanding borrowings is incurred at a rate of LIBOR plus 3.0%.  The Company is required to make monthly interest-only payments.  The Company also may prepay the Credit Facility in whole or in part at any time without premium or penalty.
The Credit Facility requires minimum tangible net worth and unencumbered liquid assets. The Company is in compliance with all of its covenants at December 31, 2012.